Commitments - Schedule of Minimum Commitments Remaining under these Agreements (Details) - CAD ($)	Sep. 30, 2027	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2024
Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total				$ 2,120,256
2025 [Member]
Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total			$ 1,743,954
2026 [Member]
Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total		$ 310,381
2027 [Member]
Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total	$ 65,920
Cloud services [Member]
Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total				946,558
Cloud services [Member] | 2025 [Member]
Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total			723,571
Cloud services [Member] | 2026 [Member]
Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total		212,087
Cloud services [Member] | 2027 [Member]
Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total	10,900
Subcontracting services [Member]
Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total				698,470
Subcontracting services [Member] | 2025 [Member]
Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total			698,470
Subcontracting services [Member] | 2026 [Member]
Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total
Subcontracting services [Member] | 2027 [Member]
Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total
License [Member]
Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total				176,977
License [Member] | 2025 [Member]
Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total			166,313
License [Member] | 2026 [Member]
Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total		10,664
License [Member] | 2027 [Member]
Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total
Telecommunications [Member]
Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total				$ 298,251
Telecommunications [Member] | 2025 [Member]
Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total			$ 155,600
Telecommunications [Member] | 2026 [Member]
Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total		$ 87,630
Telecommunications [Member] | 2027 [Member]
Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total	$ 55,020